Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [abstract]
Schedule of Costs to be Transferred to Joint Venture

December 31,
2018

Total cumulative cost of 2.5MW Power-To-Gas unit	$8,792
Funding received from the IDF (C$4,000)	(2,941)
Cumulative costs transferred to the joint venture (note 12)	(3,402)
Foreign exchange loss on disposal	(117)
Costs recorded as research and product development costs	(2,332)
Costs remaining to be transferred to the joint venture	$-

Summary of Rental Expenses

For the years ended
2019	$1,088
2020	885
2021	724
2022	387
2023	290
Thereafter	560
Total	$3,934